Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 98.76%

Communication Services : 13.25%

Entertainment : 4.06%
Activision Blizzard Incorporated	21,300	$1,026,873
Netflix Incorporated †	4,750	1,760,065
Nintendo Company Limited ADR	33,500	1,443,180

		4,230,118

Interactive Media & Services : 9.19%
Alphabet Incorporated Class A †	5,208	6,244,184
IAC Corporation †	7,650	1,720,026
Tencent Holdings Limited ADR	33,050	1,627,382

		9,591,592

Consumer Discretionary : 15.35%

Auto Components : 1.58%
Aptiv plc	19,200	1,645,440

Automobiles : 1.25%
Ferrari NV	9,550	1,299,087

Internet & Direct Marketing Retail : 9.52%
Alibaba Group Holding Limited ADR †	6,050	1,122,699
Amazon.com Incorporated †	3,705	7,137,757
MercadoLibre Incorporated †	3,450	1,670,283

		9,930,739

Specialty Retail : 3.00%
The Home Depot Incorporated	15,383	3,133,517

Financials : 5.46%

Capital Markets : 5.46%
Intercontinental Exchange Incorporated	28,075	2,283,901
Raymond James Financial Incorporated	21,000	1,922,970
S&P Global Incorporated	6,763	1,492,324

		5,699,195

Health Care : 13.65%

Biotechnology : 0.95%
Exact Sciences Corporation †	10,050	991,835

Health Care Equipment & Supplies : 7.52%
Align Technology Incorporated †	4,600	1,493,528
Boston Scientific Corporation †	57,000	2,115,840
Edwards Lifesciences Corporation †	8,850	1,558,220
Intuitive Surgical Incorporated †	2,400	1,225,512
Medtronic plc	16,400	1,456,484

		7,849,584

Health Care Providers & Services : 3.88%
UnitedHealth Group Incorporated	17,347	4,043,065

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Life Sciences Tools & Services : 1.30%
Illumina Incorporated †	4,350	$1,357,200

Industrials : 10.18%

Commercial Services & Supplies : 5.78%
Cintas Corporation	10,100	2,193,114
Waste Connections Incorporated	41,330	3,834,184

		6,027,298

Electrical Equipment : 1.25%
Rockwell Automation Incorporated	7,250	1,310,148

Road & Rail : 3.15%
Union Pacific Corporation	18,550	3,284,092

Information Technology : 33.53%

Communications Equipment : 2.08%
Motorola Solutions Incorporated	14,950	2,166,405

IT Services : 16.62%
Black Knight Incorporated †	27,950	1,576,939
First Data Corporation Class A †	99,050	2,561,433
FleetCor Technologies Incorporated †	7,900	2,061,505
PayPal Holdings Incorporated †	23,150	2,610,626
Shopify Incorporated Class A †	4,800	1,168,944
Total System Services Incorporated	20,100	2,055,024
Visa Incorporated Class A	32,270	5,306,156

		17,340,627

Semiconductors & Semiconductor Equipment : 0.79%
Infineon Technologies AG ADR	34,750	822,533

Software : 14.04%
Autodesk Incorporated †	9,450	1,684,085
Microsoft Corporation	66,081	8,630,179
Salesforce.com Incorporated †	15,330	2,534,816
ServiceNow Incorporated †	6,630	1,800,111

		14,649,191

Materials : 6.36%

Chemicals : 4.90%
Air Products & Chemicals Incorporated	13,000	2,675,264
The Sherwin-Williams Company	5,350	2,433,341

		5,108,605

Construction Materials : 1.46%
Vulcan Materials Company	12,100	1,525,931

Real Estate : 0.98%

Equity REITs : 0.98%
SBA Communications Corporation †	5,000	1,018,650

Total Common Stocks (Cost $55,629,433)		103,024,852

2

Wells Fargo Capital Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 1.37%

Investment Companies : 1.37%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36%	1,428,192	$1,428,192

Total Short-Term Investments (Cost $1,428,192)				1,428,192

Total investments in securities (Cost $57,057,625)	100.13%			104,453,044
Other assets and liabilities, net	(0.13)			(132,978)

Total net assets	100.00%			$104,320,066

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	1,332,367	14,077,682	15,410,049	0	$0
Wells Fargo Government Money Market Fund Select Class	922,555	26,626,225	26,120,588	1,428,192	1,428,192

					$1,428,192	1.37%

*	No longer held at the end of the period.

Wells Fargo Capital Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$13,821,710	$0	$0	$13,821,710
Consumer discretionary	16,008,783	0	0	16,008,783
Financials	5,699,195	0	0	5,699,195
Health care	14,241,684	0	0	14,241,684
Industrials	10,621,538	0	0	10,621,538
Information technology	34,978,756	0	0	34,978,756
Materials	6,634,536	0	0	6,634,536
Real estate	1,018,650	0	0	1,018,650
Short-term investments
Investment companies	1,428,192	0	0	1,428,192

Total assets	$104,453,044	$0	$0	$104,453,044

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.56%

Communication Services : 10.00%

Diversified Telecommunication Services : 2.85%
AT&T Incorporated	528,740	$16,369,790
Verizon Communications Incorporated	330,076	18,877,046

		35,246,836

Entertainment : 0.96%
Netflix Incorporated †	3,418	1,266,506
The Walt Disney Company	76,926	10,536,554

		11,803,060

Interactive Media & Services : 5.48%
Alphabet Incorporated Class A †	18,623	22,328,232
Alphabet Incorporated Class C †	19,527	23,207,449
Facebook Incorporated Class A †	114,503	22,144,880

		67,680,561

Media : 0.71%
Comcast Corporation Class A	116,796	5,084,130
Discovery Communications Incorporated Class A †	118,854	3,672,589

		8,756,719

Consumer Discretionary : 11.23%

Automobiles : 0.90%
Ford Motor Company	827,013	8,642,286
General Motors Company	65,060	2,534,087

		11,176,373

Hotels, Restaurants & Leisure : 1.01%
Starbucks Corporation	160,690	12,482,399

Household Durables : 0.57%
Garmin Limited	33,598	2,880,693
Pulte Group Incorporated	131,389	4,133,498

		7,014,191

Internet & Direct Marketing Retail : 3.17%
Amazon.com Incorporated †	20,313	39,133,401

Multiline Retail : 1.32%
Kohl’s Corporation	70,848	5,037,293
Macy’s Incorporated	313,584	7,381,767
Target Corporation	49,466	3,829,658

		16,248,718

Specialty Retail : 3.30%
Best Buy Company Incorporated	99,018	7,367,929
Lowe’s Companies Incorporated	30,267	3,424,408
The Gap Incorporated	94,299	2,459,318
The Home Depot Incorporated	79,721	16,239,168
The TJX Companies Incorporated	74,412	4,083,731
Tractor Supply Company	68,923	7,133,531

		40,708,085

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Textiles, Apparel & Luxury Goods : 0.96%
Nike Incorporated Class B	135,702	$11,918,707

Consumer Staples : 6.49%

Beverages : 0.93%
Molson Coors Brewing Company Class B	98,345	6,312,766
PepsiCo Incorporated	40,366	5,168,866

		11,481,632

Food & Staples Retailing : 2.63%
The Kroger Company	323,380	8,336,736
Wal-Mart Stores Incorporated	142,957	14,701,698
Walgreens Boots Alliance Incorporated	174,761	9,361,947

		32,400,381

Food Products : 2.14%
Archer Daniels Midland Company	120,828	5,388,929
Cal-Maine Foods Incorporated	125,966	5,178,462
Kellogg Company	86,525	5,217,458
Lamb Weston Holdings Incorporated	44,789	3,137,469
Tyson Foods Incorporated Class A	100,022	7,502,650

		26,424,968

Household Products : 0.51%
The Procter & Gamble Company	59,527	6,338,435

Tobacco : 0.28%
Philip Morris International Incorporated	40,340	3,491,830

Energy : 5.84%

Energy Equipment & Services : 1.06%
Helmerich & Payne Incorporated	113,140	6,620,953
Schlumberger Limited	151,956	6,485,482

		13,106,435

Oil, Gas & Consumable Fuels : 4.78%
Chevron Corporation	149,372	17,933,602
Exxon Mobil Corporation	284,478	22,837,894
HollyFrontier Corporation	74,235	3,543,237
Kinder Morgan Incorporated	411,373	8,173,982
Marathon Petroleum Corporation	107,281	6,530,194

		59,018,909

Financials : 13.03%

Banks : 5.13%
Bank of America Corporation	553,808	16,935,449
Citigroup Incorporated	219,823	15,541,486
Citizens Financial Group Incorporated	77,404	2,802,025
JPMorgan Chase & Company	194,922	22,620,698
Popular Incorporated	94,229	5,437,956

		63,337,614

Capital Markets : 1.46%
Evercore Partners Incorporated Class A	65,298	6,361,984
State Street Corporation	90,959	6,154,286
Waddell & Reed Financial Incorporated Class A «	296,825	5,559,532

		18,075,802

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Consumer Finance : 1.02%
Capital One Financial Corporation	80,565	$7,478,849
Synchrony Financial	147,708	5,121,036

		12,599,885

Diversified Financial Services : 2.06%
Berkshire Hathaway Incorporated Class B †	117,185	25,395,161

Insurance : 3.36%
Brighthouse Financial Incorporated †	162,566	6,793,633
MetLife Incorporated	196,849	9,080,644
Prudential Financial Incorporated	89,764	9,488,952
The Hartford Financial Services Group Incorporated	138,122	7,225,162
The Progressive Corporation	113,611	8,878,700

		41,467,091

Health Care : 14.67%

Biotechnology : 3.07%
AbbVie Incorporated	142,006	11,273,856
Amgen Incorporated	59,461	10,662,547
Celgene Corporation †	45,404	4,297,943
Gilead Sciences Incorporated	178,956	11,639,298

		37,873,644

Health Care Equipment & Supplies : 2.21%
Abbott Laboratories	149,302	11,878,467
ABIOMED Incorporated †	12,012	3,332,249
Baxter International Incorporated	47,851	3,651,031
Medtronic plc	94,969	8,434,197

		27,295,944

Health Care Providers & Services : 3.79%
AmerisourceBergen Corporation	45,151	3,375,489
Anthem Incorporated	36,469	9,592,441
CVS Health Corporation	104,862	5,702,396
Humana Incorporated	20,223	5,165,156
McKesson Corporation	43,731	5,214,922
UnitedHealth Group Incorporated	65,617	15,293,354
WellCare Health Plans Incorporated †	9,479	2,448,900

		46,792,658

Pharmaceuticals : 5.60%
Allergan plc	25,901	3,807,447
Bristol-Myers Squibb Company	144,176	6,694,092
Eli Lilly & Company	90,316	10,570,585
Johnson & Johnson	175,376	24,763,091
Merck & Company Incorporated	211,849	16,674,635
Pfizer Incorporated	162,035	6,580,241

		69,090,091

Industrials : 8.54%

Aerospace & Defense : 1.69%
Arconic Incorporated	130,980	2,813,450
Huntington Ingalls Industries Incorporated	11,700	2,604,186
Lockheed Martin Corporation	11,407	3,802,295
Raytheon Company	45,144	8,017,123
The Boeing Company	9,657	3,647,352

		20,884,406

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Air Freight & Logistics : 0.68%
C.H. Robinson Worldwide Incorporated	89,215	$7,226,415
Expeditors International of Washington Incorporated	15,395	1,222,671

		8,449,086

Airlines : 1.31%
Delta Air Lines Incorporated	126,867	7,395,077
United Continental Holdings Incorporated †	98,101	8,717,255

		16,112,332

Construction & Engineering : 1.16%
Fluor Corporation	173,550	6,895,142
KBR Incorporated	180,950	4,020,709
Quanta Services Incorporated	82,709	3,357,985

		14,273,836

Electrical Equipment : 0.31%
Eaton Corporation plc	46,538	3,854,277

Industrial Conglomerates : 0.38%
Honeywell International Incorporated	26,859	4,663,528

Machinery : 1.27%
Caterpillar Incorporated	62,212	8,673,597
Cummins Incorporated	18,945	3,150,364
Paccar Incorporated	54,115	3,878,422

		15,702,383

Professional Services : 1.09%
Manpower Incorporated	66,222	6,359,961
Robert Half International Incorporated	113,325	7,036,349

		13,396,310

Road & Rail : 0.09%
J.B. Hunt Transport Services Incorporated	12,253	1,157,663

Trading Companies & Distributors : 0.56%
W.W. Grainger Incorporated	24,675	6,958,350

Information Technology : 20.83%

Communications Equipment : 1.43%
Cisco Systems Incorporated	314,997	17,624,082

Electronic Equipment, Instruments & Components : 0.31%
Amphenol Corporation Class A	37,900	3,773,324

IT Services : 3.92%
Accenture plc Class A	69,926	12,773,382
International Business Machines Corporation	40,635	5,699,871
MasterCard Incorporated Class A	34,175	8,688,652
Visa Incorporated Class A	129,257	21,253,729

		48,415,634

Semiconductors & Semiconductor Equipment : 3.85%
Advanced Micro Devices Incorporated †	112,069	3,096,466
Broadcom Incorporated	28,547	9,089,365
Cypress Semiconductor Corporation	333,957	5,737,381
Intel Corporation	337,996	17,251,316
Micron Technology Incorporated †	224,019	9,422,239
Xilinx Incorporated	24,879	2,988,963

		47,585,730

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Software : 6.41%
Cadence Design Systems Incorporated †	44,804	$3,108,502
Intuit Incorporated	27,488	6,901,137
Microsoft Corporation	442,565	57,798,989
Oracle Corporation	100,641	5,568,467
Salesforce.com Incorporated †	15,486	2,560,610
Symantec Corporation	131,055	3,172,842

		79,110,547

Technology Hardware, Storage & Peripherals : 4.91%
Apple Incorporated	228,166	45,786,071
HP Incorporated	375,867	7,498,547
NetApp Incorporated	46,723	3,403,771
Xerox Corporation	119,359	3,981,816

		60,670,205

Materials : 1.72%

Chemicals : 0.93%
CF Industries Holdings Incorporated	56,029	2,508,979
LyondellBasell Industries NV Class A	74,155	6,542,696
The Mosaic Company	91,558	2,390,579

		11,442,254

Containers & Packaging : 0.29%
Avery Dennison Corporation	32,015	3,542,460

Metals & Mining : 0.50%
Nucor Corporation	109,271	6,236,096

Real Estate : 3.82%

Equity REITs : 3.47%
American Tower Corporation	48,586	9,488,846
Crown Castle International Corporation	63,106	7,937,473
Equinix Incorporated	12,046	5,477,316
Prologis Incorporated	112,711	8,641,552
SBA Communications Corporation †	19,770	4,027,742
Weyerhaeuser Company	271,220	7,268,696

		42,841,625

Real Estate Management & Development : 0.35%
CBRE Group Incorporated Class A †	82,447	4,293,015

Utilities : 3.39%

Electric Utilities : 1.84%
American Electric Power Company Incorporated	42,905	3,670,523
Exelon Corporation	170,586	8,691,357
NextEra Energy Incorporated	18,802	3,655,861
Otter Tail Corporation	55,986	2,872,082
The Southern Company	71,610	3,811,084

		22,700,907

Independent Power & Renewable Electricity Producers : 0.61%
NRG Energy Incorporated	184,174	7,582,444

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name			Shares	Value
Multi-Utilities : 0.94%
CenterPoint Energy Incorporated			214,414	$6,646,834
DTE Energy Company			39,019	4,905,077

				11,551,911

Total Common Stocks (Cost $898,378,811)				1,229,181,935

		Yield
Short-Term Investments : 0.83%

Investment Companies : 0.83%
Securities Lending Cash Investments LLC (l)(r)(u)		2.55%	4,631,787	4,632,250
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36	5,600,668	5,600,668

Total Short-Term Investments (Cost $10,232,918)				10,232,918

Total investments in securities (Cost $908,611,729)	100.39%			1,239,414,853
Other assets and liabilities, net	(0.39)			(4,795,995)

Total net assets	100.00%			$1,234,618,858

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	28,760,324	24,128,537	4,631,787	$4,632,250
Wells Fargo Government Money Market Fund Select Class	9,015,872	231,834,247	235,249,451	5,600,668	5,600,668

					$10,232,918	0.83%

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$123,487,176	$0	$0	$123,487,176
Consumer discretionary	138,681,874	0	0	138,681,874
Consumer staples	80,137,246	0	0	80,137,246
Energy	72,125,344	0	0	72,125,344
Financials	160,875,553	0	0	160,875,553
Health care	181,052,337	0	0	181,052,337
Industrials	105,452,171	0	0	105,452,171
Information technology	257,179,522	0	0	257,179,522
Materials	21,220,810	0	0	21,220,810
Real estate	47,134,640	0	0	47,134,640
Utilities	41,835,262	0	0	41,835,262
Short-term investments
Investment companies	5,600,668	4,632,250	0	10,232,918

Total assets	$1,234,782,603	$4,632,250	$0	$1,239,414,853

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 98.38%

Communication Services : 14.13%

Entertainment : 4.23%
Activision Blizzard Incorporated	30,600	$1,475,226
Netflix Incorporated †	6,000	2,223,240
Nintendo Company Limited ADR	41,400	1,783,512

		5,481,978

Interactive Media & Services : 9.90%
Alphabet Incorporated Class A †	6,199	7,432,353
Alphabet Incorporated Class C †	1,050	1,247,904
IAC Corporation †	9,500	2,135,980
Tencent Holdings Limited ADR	40,600	1,999,144

		12,815,381

Consumer Discretionary : 15.52%

Auto Components : 1.61%
Aptiv plc	24,300	2,082,510

Automobiles : 1.47%
Ferrari NV	14,000	1,904,420

Internet & Direct Marketing Retail : 9.25%
Alibaba Group Holding Limited ADR †	7,400	1,373,218
Amazon.com Incorporated †	4,453	8,578,794
MercadoLibre Incorporated †	4,200	2,033,388

		11,985,400

Specialty Retail : 3.19%
The Home Depot Incorporated	20,283	4,131,647

Financials : 7.06%

Capital Markets : 7.06%
Intercontinental Exchange Incorporated	39,715	3,230,815
Raymond James Financial Incorporated	33,300	3,049,281
S&P Global Incorporated	12,978	2,863,725

		9,143,821

Health Care : 10.66%

Health Care Equipment & Supplies : 6.73%
Boston Scientific Corporation †	83,100	3,084,672
Edwards Lifesciences Corporation †	11,500	2,024,805
Intuitive Surgical Incorporated †	3,000	1,531,890
Medtronic plc	23,400	2,078,154

		8,719,521

Health Care Providers & Services : 3.93%
UnitedHealth Group Incorporated	21,800	5,080,926

Industrials : 10.00%

Commercial Services & Supplies : 6.65%
Cintas Corporation	16,400	3,561,096
Waste Connections Incorporated	54,460	5,052,254

		8,613,350

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Endeavor Select Fund

Security name			Shares	Value
Road & Rail : 3.35%
Union Pacific Corporation			24,500	$4,337,480

Information Technology : 32.07%

Communications Equipment : 2.45%
Motorola Solutions Incorporated			21,900	3,173,529

IT Services : 15.02%
First Data Corporation Class A †			133,600	3,454,896
FleetCor Technologies Incorporated †			11,200	2,922,640
PayPal Holdings Incorporated †			31,400	3,540,978
Total System Services Incorporated			28,300	2,893,392
Visa Incorporated Class A			40,358	6,636,066

				19,447,972

Software : 14.60%
Microsoft Corporation			90,500	11,819,300
Salesforce.com Incorporated †			23,300	3,852,655
ServiceNow Incorporated †			11,900	3,230,969

				18,902,924

Materials : 7.16%

Chemicals : 5.49%
Air Products & Chemicals Incorporated			17,100	3,519,009
The Sherwin-Williams Company			7,900	3,593,157

				7,112,166

Construction Materials : 1.67%
Vulcan Materials Company			17,100	2,156,481

Real Estate : 1.78%

Equity REITs : 1.78%
SBA Communications Corporation †			11,300	2,302,149

Total Common Stocks (Cost $72,030,866)				127,391,655

		Yield
Short-Term Investments : 1.74%

Investment Companies : 1.74%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36%	2,260,207	2,260,207

Total Short-Term Investments (Cost $2,260,207)				2,260,207

Total investments in securities (Cost $74,291,073)	100.12%			129,651,862
Other assets and liabilities, net	(0.12)			(157,038)

Total net assets	100.00%			$129,494,824

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	2,171,758	27,711,951	29,883,709	0	$0
Wells Fargo Government Money Market Fund Select Class	2,588,003	38,376,889	38,704,685	2,260,207	2,260,207

					$2,260,207	1.74%

*	No longer held at the end of the period.

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$18,297,359	$0	$0	$18,297,359
Consumer discretionary	20,103,977	0	0	20,103,977
Financials	9,143,821	0	0	9,143,821
Health care	13,800,447	0	0	13,800,447
Industrials	12,950,830	0	0	12,950,830
Information technology	41,524,425	0	0	41,524,425
Materials	9,268,647	0	0	9,268,647
Real estate	2,302,149	0	0	2,302,149
Short-term investments
Investment companies	2,260,207	0	0	2,260,207

Total assets	$129,651,862	$0	$0	$129,651,862

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.39%

Communication Services : 9.75%

Entertainment : 0.75%
Netflix Incorporated †	94,340	$34,956,744

Interactive Media & Services : 8.86%
Alphabet Incorporated Class A †	220,635	264,532,540
Alphabet Incorporated Class C †	19,190	22,806,931
CarGurus Incorporated †	415,900	16,943,766
Eventbrite Incorporated Class A †	600,177	15,004,425
Facebook Incorporated Class A †	430,000	83,162,000
Twitter Incorporated †	288,600	11,518,026

		413,967,688

Media : 0.14%
Pinterest Incorporated Class A †	209,585	6,492,943

Consumer Discretionary : 17.32%

Diversified Consumer Services : 0.73%
Bright Horizons Family Solutions Incorporated †	130,530	16,727,420
Grand Canyon Education Incorporated †	151,150	17,516,774

		34,244,194

Hotels, Restaurants & Leisure : 1.88%
Carnival Corporation	278,750	15,292,225
Norwegian Cruise Line Holdings Limited †	515,800	29,085,962
Royal Caribbean Cruises Limited	357,900	43,284,426

		87,662,613

Household Durables : 1.30%
Roku Incorporated †	956,500	60,823,835

Internet & Direct Marketing Retail : 8.08%
Amazon.com Incorporated †	187,270	360,779,400
Farfetch Limited Class A †	676,200	16,756,236

		377,535,636

Multiline Retail : 0.53%
Ollie’s Bargain Outlet Holdings Incorporated †	258,400	24,713,376

Specialty Retail : 4.80%
Burlington Stores Incorporated †	648,150	109,479,017
Five Below Incorporated †	274,275	40,151,117
The Home Depot Incorporated	159,710	32,532,927
ULTA Beauty Incorporated †	121,500	42,401,070

		224,564,131

Consumer Staples : 2.45%

Beverages : 1.57%
Constellation Brands Incorporated Class A	64,310	13,612,498
The Coca-Cola Company	1,219,300	59,818,858

		73,431,356

Personal Products : 0.88%
The Estee Lauder Companies Incorporated Class A	237,960	40,883,908

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Energy : 0.49%

Oil, Gas & Consumable Fuels : 0.49%
Concho Resources Incorporated	197,950	$22,839,471

Financials : 5.93%

Capital Markets : 5.21%
CME Group Incorporated	108,210	19,358,769
MarketAxess Holdings Incorporated	369,621	102,876,613
Raymond James Financial Incorporated	761,740	69,752,532
The Charles Schwab Corporation	1,124,950	51,500,211

		243,488,125

Diversified Financial Services : 0.02%
Tradeweb Markets Incorporated Class A †	23,995	965,799

Thrifts & Mortgage Finance : 0.70%
LendingTree Incorporated †«	85,260	32,809,753

Health Care : 8.68%

Biotechnology : 2.60%
Alexion Pharmaceuticals Incorporated †	325,400	44,296,702
Natera Incorporated †	426,295	8,146,497
Neurocrine Biosciences Incorporated †	94,740	6,844,018
Regeneron Pharmaceuticals Incorporated †	14,600	5,009,844
Sage Therapeutics Incorporated †	82,300	13,845,329
Sarepta Therapeutics Incorporated †	69,600	8,139,024
Vertex Pharmaceuticals Incorporated †	207,600	35,080,248

		121,361,662

Health Care Equipment & Supplies : 3.29%
Boston Scientific Corporation †	1,520,320	56,434,278
DexCom Incorporated †	100,600	12,179,642
Edwards Lifesciences Corporation †	38,900	6,849,123
Insulet Corporation †«	402,200	34,689,750
Novocure Limited †	776,100	34,202,727
Stryker Corporation	51,000	9,634,410

		153,989,930

Health Care Technology : 1.76%
Veeva Systems Incorporated Class A †	520,550	72,809,329
Vocera Communications Incorporated †	296,200	9,433,970

		82,243,299

Pharmaceuticals : 1.03%
Elanco Animal Health Incorporated †	429,705	13,535,708
Zoetis Incorporated	340,970	34,724,385

		48,260,093

Industrials : 12.91%

Aerospace & Defense : 1.31%
The Boeing Company	162,180	61,253,764

Airlines : 0.21%
SkyWest Incorporated	160,600	9,891,354

Commercial Services & Supplies : 3.34%
Casella Waste Systems Incorporated Class A †	674,124	25,158,308
Copart Incorporated †	699,770	47,108,516
Waste Connections Incorporated	901,505	83,632,619

		155,899,443

2

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Industrial Conglomerates : 0.69%
Roper Industries Incorporated	89,190	$32,081,643

Machinery : 1.16%
Fortive Corporation	121,960	10,530,026
Milacron Holdings Corporation †	2,987,235	43,643,503

		54,173,529

Professional Services : 1.18%
ASGN Incorporated †	428,100	26,987,424
CoStar Group Incorporated †	57,300	28,435,125

		55,422,549

Road & Rail : 4.88%
CSX Corporation	1,092,480	86,994,182
Lyft Incorporated Class A †«	18,829	1,125,974
Norfolk Southern Corporation	361,490	73,751,190
Union Pacific Corporation	374,760	66,347,510

		228,218,856

Trading Companies & Distributors : 0.14%
SiteOne Landscape Supply Incorporated †	98,100	6,602,130

Information Technology : 39.74%

IT Services : 14.50%
Euronet Worldwide Incorporated †	296,200	44,397,418
Global Payments Incorporated	540,070	78,888,025
MasterCard Incorporated Class A	620,170	157,672,021
MongoDB Incorporated †«	246,020	34,669,138
PayPal Holdings Incorporated †	837,490	94,443,747
Shopify Incorporated Class A †	151,710	36,945,936
Square Incorporated Class A †	267,100	19,450,222
Twilio Incorporated Class A †	333,239	45,700,396
Visa Incorporated Class A	883,410	145,259,106
WEX Incorporated †	95,700	20,125,710

		677,551,719

Semiconductors & Semiconductor Equipment : 7.65%
Microchip Technology Incorporated «	1,707,390	170,551,187
Monolithic Power Systems Incorporated	664,070	103,402,340
NVIDIA Corporation	50,700	9,176,700
Texas Instruments Incorporated	632,280	74,501,552

		357,631,779

Software : 15.62%
Adobe Systems Incorporated †	74,520	21,554,910
Anaplan Incorporated †	252,139	9,926,712
BlackLine Incorporated †	361,430	18,461,844
Dropbox Incorporated Class A †	1,635,600	39,875,928
Envestnet Incorporated †	1,419,770	100,789,472
Microsoft Corporation	1,597,650	208,653,090
Mimecast Limited †	850,200	43,793,802
New Relic Incorporated †	191,260	20,128,202
Pivotal Software Incorporated Class A †	2,002,264	43,449,129
Proofpoint Incorporated †	474,290	59,485,452
Rapid7 Incorporated †	46,700	2,537,678

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Growth Fund

Security name			Shares	Value
Software (continued)
RealPage Incorporated †			324,800	$21,180,208
SailPoint Technologies Holdings Incorporated †			866,171	24,477,992
Salesforce.com Incorporated †			139,580	23,079,553
ServiceNow Incorporated †			81,190	22,043,897
Splunk Incorporated †			176,400	24,350,256
Tableau Software Incorporated Class A †			98,400	11,986,104
Talend SA ADR †			448,800	22,251,504
Zoom Video Communications Incorporated †			164,372	11,912,039

				729,937,772

Technology Hardware, Storage & Peripherals : 1.97%
Apple Incorporated			457,840	91,874,753

Materials : 2.12%

Chemicals : 2.12%
Linde plc			281,860	50,808,086
PolyOne Corporation			1,749,563	48,357,921

				99,166,007

Total Common Stocks (Cost $2,195,097,519)				4,644,939,854

		Yield
Short-Term Investments : 4.86%

Investment Companies : 4.86%
Securities Lending Cash Investments LLC (l)(r)(u)		2.55%	198,039,983	198,059,787
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36	28,765,251	28,765,251

Total Short-Term Investments (Cost $226,820,698)				226,825,038

Total investments in securities (Cost $2,421,918,217)	104.25%			4,871,764,892
Other assets and liabilities, net	(4.25)			(198,456,210)

Total net assets	100.00%			$4,673,308,682

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Industrials
Machinery
Milacron Holdings Corporation †*	3,945,835	252,200	1,210,800	2,987,235	$43,643,503	0.93%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	149,251,008	941,938,555	893,149,580	198,039,983	198,059,787
Wells Fargo Government Money Market Fund Select Class	17,742,561	568,969,234	557,946,544	28,765,251	28,765,251
					226,825,038	4.86

					$270,468,541	5.79%

†	Non-income-earning security
*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$455,417,375	$0	$0	$455,417,375
Consumer discretionary	809,543,785	0	0	809,543,785
Consumer staples	114,315,264	0	0	114,315,264
Energy	22,839,471	0	0	22,839,471
Financials	277,263,677	0	0	277,263,677
Health care	405,854,984	0	0	405,854,984
Industrials	603,543,268	0	0	603,543,268
Information technology	1,856,996,023	0	0	1,856,996,023
Materials	99,166,007	0	0	99,166,007
Short-term investments
Investment companies	28,765,251	198,059,787	0	226,825,038

Total assets	$4,673,705,105	$198,059,787	$0	$4,871,764,892

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Classic Value Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.67%

Communication Services : 11.01%

Diversified Telecommunication Services : 2.38%
Verizon Communications Incorporated	362,400	$20,725,656

Entertainment : 2.29%
The Walt Disney Company	145,800	19,970,226

Interactive Media & Services : 2.95%
Alphabet Incorporated Class C †	21,600	25,671,168

Media : 3.39%
Comcast Corporation Class A	676,800	29,461,104

Consumer Discretionary : 5.79%

Multiline Retail : 3.20%
Dollar Tree Incorporated †	250,500	27,875,640

Specialty Retail : 2.59%
Advance Auto Parts Incorporated	135,500	22,536,360

Consumer Staples : 8.09%

Food Products : 8.09%
Archer Daniels Midland Company	496,000	22,121,600
ConAgra Foods Incorporated	324,200	9,978,876
Mondelez International Incorporated Class A	532,700	27,087,795
Nestle SA ADR	116,600	11,255,398

		70,443,669

Energy : 6.09%

Energy Equipment & Services : 1.68%
Schlumberger Limited	266,900	11,391,292
TechnipFMC plc	130,000	3,196,700

		14,587,992

Oil, Gas & Consumable Fuels : 4.41%
Chevron Corporation	170,800	20,506,248
EOG Resources Incorporated	186,200	17,884,510

		38,390,758

Financials : 23.15%

Banks : 15.25%
Bank of America Corporation	724,100	22,142,978
BB&T Corporation	435,800	22,312,960
CIT Group Incorporated	435,200	23,183,104
JPMorgan Chase & Company	173,600	20,146,280
PNC Financial Services Group Incorporated	160,500	21,977,265
US Bancorp	430,200	22,938,264

		132,700,851

Capital Markets : 1.97%
Intercontinental Exchange Incorporated	211,300	17,189,255

Consumer Finance : 1.60%
Synchrony Financial	401,900	13,933,873

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Classic Value Fund

Security name	Shares	Value
Insurance : 4.33%
American International Group Incorporated	383,300	$18,233,581
The Allstate Corporation	196,300	19,445,478

		37,679,059

Health Care : 15.33%

Biotechnology : 2.31%
Gilead Sciences Incorporated	309,000	20,097,360

Health Care Equipment & Supplies : 3.78%
Abbott Laboratories	103,000	8,194,680
Medtronic plc	277,900	24,680,299

		32,874,979

Health Care Providers & Services : 5.01%
Cigna Corporation	134,500	21,363,980
Henry Schein Incorporated	348,000	22,292,880

		43,656,860

Pharmaceuticals : 4.23%
Eli Lilly & Company	101,000	11,821,040
Merck & Company Incorporated	318,000	25,029,780

		36,850,820

Industrials : 10.56%

Aerospace & Defense : 2.55%
General Dynamics Corporation	124,100	22,179,152

Air Freight & Logistics : 1.60%
United Parcel Service Incorporated Class B	131,600	13,978,552

Electrical Equipment : 0.87%
Sensata Technologies Holding plc †	152,100	7,595,874

Industrial Conglomerates : 2.95%
Honeywell International Incorporated	147,800	25,662,514

Trading Companies & Distributors : 2.59%
AerCap Holdings NV †	454,400	22,556,416

Information Technology : 14.84%

Communications Equipment : 5.87%
Cisco Systems Incorporated	483,800	27,068,610
Motorola Solutions Incorporated	165,800	24,026,078

		51,094,688

IT Services : 1.08%
Accenture plc Class A	51,300	9,370,971

Semiconductors & Semiconductor Equipment : 2.93%
NXP Semiconductors NV	241,400	25,496,668

Software : 3.34%
Microsoft Corporation	222,700	29,084,620

Technology Hardware, Storage & Peripherals : 1.62%
Apple Incorporated	70,500	14,147,235

2

Wells Fargo Classic Value Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name			Shares	Value
Materials : 2.68%

Construction Materials : 2.68%
Vulcan Materials Company			184,800	$23,305,128

Utilities : 2.13%

Electric Utilities : 2.13%
NextEra Energy Incorporated			95,200	18,510,688

Total Common Stocks (Cost $662,223,601)				867,628,136

		Yield
Short-Term Investments : 0.38%

Investment Companies : 0.38%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36%	3,286,987	3,286,987

Total Short-Term Investments (Cost $3,286,987)				3,286,987

Total investments in securities (Cost $665,510,588)	100.05%			870,915,123
Other assets and liabilities, net	(0.05)			(473,530)

Total net assets	100.00%			$870,441,593

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	22,455,104	140,486,684	162,941,788	0	$0
Wells Fargo Government Money Market Fund Select Class	9,615,845	135,782,564	142,111,422	3,286,987	3,286,987

					$3,286,987	0.38%

*	No longer held at the end of the period.

Wells Fargo Classic Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$95,828,154	$0	$0	$95,828,154
Consumer discretionary	50,412,000	0	0	50,412,000
Consumer staples	70,443,669	0	0	70,443,669
Energy	52,978,750	0	0	52,978,750
Financials	201,503,038	0	0	201,503,038
Health care	133,480,019	0	0	133,480,019
Industrials	91,972,508	0	0	91,972,508
Information technology	129,194,182	0	0	129,194,182
Materials	23,305,128	0	0	23,305,128
Utilities	18,510,688	0	0	18,510,688
Short-term investments
Investment companies	3,286,987	0	0	3,286,987

Total assets	$870,915,123	$0	$0	$870,915,123

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.16%

Communication Services : 2.07%

Interactive Media & Services : 2.07%
Alphabet Incorporated Class C †	18,551	$22,047,492

Consumer Discretionary : 9.66%

Auto Components : 1.61%
Lear Corporation	119,791	17,130,113

Multiline Retail : 3.61%
Macy’s Incorporated	617,756	14,541,976
Target Corporation	307,497	23,806,418

		38,348,394

Specialty Retail : 4.44%
The Home Depot Incorporated	127,726	26,017,786
The TJX Companies Incorporated	385,287	21,144,551

		47,162,337

Consumer Staples : 6.27%

Food & Staples Retailing : 6.27%
Casey’s General Stores Incorporated	140,822	18,637,792
Costco Wholesale Corporation	107,748	26,455,366
Wal-Mart Stores Incorporated	209,258	21,520,093

		66,613,251

Energy : 6.71%

Oil, Gas & Consumable Fuels : 6.71%
Chevron Corporation	138,855	16,670,931
Exxon Mobil Corporation	260,751	20,933,090
Marathon Petroleum Corporation	248,630	15,134,108
Valero Energy Corporation	205,325	18,614,765

		71,352,894

Financials : 12.13%

Banks : 6.06%
Bank of America Corporation	705,764	21,582,263
Citizens Financial Group Incorporated	446,048	16,146,938
JPMorgan Chase & Company	229,581	26,642,875

		64,372,076

Capital Markets : 1.90%
Evercore Partners Incorporated Class A	207,425	20,209,418

Insurance : 4.17%
Prudential Financial Incorporated	165,743	17,520,693
The Progressive Corporation	342,656	26,778,566

		44,299,259

Health Care : 15.46%

Biotechnology : 4.41%
AbbVie Incorporated	173,920	13,807,509
Amgen Incorporated	91,269	16,366,357
Exelixis Incorporated †	849,198	16,695,233

		46,869,099

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 2.16%
Baxter International Incorporated	301,477	$23,002,695

Health Care Providers & Services : 5.12%
Centene Corporation †	323,643	16,687,033
Encompass Health Corporation	271,889	17,523,246
UnitedHealth Group Incorporated	86,568	20,176,404

		54,386,683

Life Sciences Tools & Services : 1.99%
Agilent Technologies Incorporated	269,140	21,127,490

Pharmaceuticals : 1.78%
Johnson & Johnson	134,417	18,979,680

Industrials : 9.15%

Aerospace & Defense : 1.64%
Northrop Grumman Corporation	60,153	17,438,956

Construction & Engineering : 2.32%
EMCOR Group Incorporated	293,336	24,681,291

Machinery : 3.58%
Allison Transmission Holdings Incorporated	417,032	19,542,120
Cummins Incorporated	111,473	18,536,845

		38,078,965

Trading Companies & Distributors : 1.61%
Applied Industrial Technologies Incorporated	284,468	17,051,012

Information Technology : 25.85%

Communications Equipment : 2.32%
Cisco Systems Incorporated	440,960	24,671,712

Electronic Equipment, Instruments & Components : 4.70%
Jabil Circuit Incorporated	611,211	18,464,684
Zebra Technologies Corporation Class A †	149,082	31,477,173

		49,941,857

Semiconductors & Semiconductor Equipment : 5.60%
Intel Corporation	398,572	20,343,115
NVIDIA Corporation	104,469	18,908,889
ON Semiconductor Corporation †	881,442	20,326,053

		59,578,057

Software : 6.15%
Microsoft Corporation	238,475	31,144,835
VMware Incorporated Class A	167,740	34,240,766

		65,385,601

Technology Hardware, Storage & Peripherals : 7.08%
Apple Incorporated	153,809	30,864,852
HP Incorporated	891,811	17,791,629
NetApp Incorporated	364,411	26,547,341

		75,203,822

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name			Shares	Value
Materials : 3.71%

Chemicals : 1.55%
Huntsman Corporation			740,694	$16,473,035

Containers & Packaging : 2.16%
Avery Dennison Corporation			207,223	22,929,225

Real Estate : 6.42%

Equity REITs : 4.29%
American Tower Corporation			130,808	25,546,802
Prologis Incorporated			261,563	20,054,035

				45,600,837

Real Estate Management & Development : 2.13%
CBRE Group Incorporated Class A †			434,317	22,614,886

Utilities : 1.73%

Multi-Utilities : 1.73%
CenterPoint Energy Incorporated			593,758	18,406,499

Total Common Stocks (Cost $794,777,754)				1,053,956,636

		Yield
Short-Term Investments : 0.90%

Investment Companies : 0.90%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36%	9,568,990	9,568,990

Total Short-Term Investments (Cost $9,568,990)				9,568,990

Total investments in securities (Cost $804,346,744)	100.06%			1,063,525,626
Other assets and liabilities, net	(0.06)			(631,019)

Total net assets	100.00%			$1,062,894,607

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	47,671,858	47,671,858	0	$0
Wells Fargo Government Money Market Fund Select Class	10,016,109	111,669,847	112,116,966	9,568,990	9,568,990

					$9,568,990	0.90%

*	No longer held at the end of the period.

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$22,047,492	$0	$0	$22,047,492
Consumer discretionary	102,640,844	0	0	102,640,844
Consumer staples	66,613,251	0	0	66,613,251
Energy	71,352,894	0	0	71,352,894
Financials	128,880,753	0	0	128,880,753
Health care	164,365,647	0	0	164,365,647
Industrials	97,250,224	0	0	97,250,224
Information technology	274,781,049	0	0	274,781,049
Materials	39,402,260	0	0	39,402,260
Real estate	68,215,723	0	0	68,215,723
Utilities	18,406,499	0	0	18,406,499
Short-term investments
Investment companies	9,568,990	0	0	9,568,990

Total assets	$1,063,525,626	$0	$0	$1,063,525,626

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 98.78%

Communication Services : 12.51%

Entertainment : 1.68%
Electronic Arts Incorporated †	14,700	$1,391,355
Netflix Incorporated †	30,820	11,420,043
The Walt Disney Company	33,500	4,588,495

		17,399,893

Interactive Media & Services : 10.83%
Alphabet Incorporated Class A †	36,630	43,917,905
Alphabet Incorporated Class C †	27,670	32,885,242
Facebook Incorporated Class A †	130,870	25,310,258
Match Group Incorporated «	63,900	3,859,560
Pinterest Incorporated Class A †	45,306	1,403,580
Twitter Incorporated †	115,700	4,617,587

		111,994,132

Consumer Discretionary : 16.19%

Hotels, Restaurants & Leisure : 2.74%
Carnival Corporation	127,740	7,007,816
Norwegian Cruise Line Holdings Limited †	184,400	10,398,316
Royal Caribbean Cruises Limited	90,300	10,920,882

		28,327,014

Internet & Direct Marketing Retail : 8.19%
Amazon.com Incorporated †	43,980	84,728,350

Specialty Retail : 5.12%
Burlington Stores Incorporated †	125,200	21,147,532
O’Reilly Automotive Incorporated †	8,400	3,179,988
The Home Depot Incorporated	85,160	17,347,092
ULTA Beauty Incorporated †	32,300	11,272,054

		52,946,666

Textiles, Apparel & Luxury Goods : 0.14%
Nike Incorporated Class B	17,000	1,493,110

Consumer Staples : 3.16%

Beverages : 1.62%
The Coca-Cola Company	341,980	16,777,539

Food & Staples Retailing : 0.10%
Costco Wholesale Corporation	4,010	984,575

Personal Products : 1.44%
The Estee Lauder Companies Incorporated Class A	86,640	14,885,618

Energy : 0.52%

Oil, Gas & Consumable Fuels : 0.52%
Concho Resources Incorporated	46,340	5,346,709

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Financials : 5.52%

Capital Markets : 4.74%
BlackRock Incorporated	11,600	$5,628,784
CME Group Incorporated	64,830	11,598,087
Raymond James Financial Incorporated	97,000	8,882,290
The Charles Schwab Corporation	501,690	22,967,368

		49,076,529

Insurance : 0.78%
The Progressive Corporation	103,070	8,054,921

Health Care : 9.45%

Biotechnology : 2.93%
Alexion Pharmaceuticals Incorporated †	104,300	14,198,359
BioMarin Pharmaceutical Incorporated †	37,800	3,233,034
Regeneron Pharmaceuticals Incorporated †	15,400	5,284,356
Vertex Pharmaceuticals Incorporated †	44,990	7,602,410

		30,318,159

Health Care Equipment & Supplies : 4.26%
Abbott Laboratories	116,290	9,252,032
Baxter International Incorporated	49,890	3,806,607
Boston Scientific Corporation †	446,640	16,579,277
Edwards Lifesciences Corporation †	27,600	4,859,532
Stryker Corporation	50,700	9,577,737

		44,075,185

Life Sciences Tools & Services : 0.56%
Agilent Technologies Incorporated	72,870	5,720,295

Pharmaceuticals : 1.70%
Zoetis Incorporated	172,790	17,596,934

Industrials : 12.64%

Aerospace & Defense : 1.49%
The Boeing Company	40,840	15,424,860

Air Freight & Logistics : 0.71%
C.H. Robinson Worldwide Incorporated	91,100	7,379,100

Commercial Services & Supplies : 1.97%
Waste Connections Incorporated	219,280	20,342,606

Industrial Conglomerates : 1.24%
Roper Industries Incorporated	35,630	12,816,111

Machinery : 0.97%
Fortive Corporation	116,260	10,037,888

Road & Rail : 6.26%
CSX Corporation	302,600	24,096,038
Lyft Incorporated Class A †«	10,324	617,375
Norfolk Southern Corporation	100,270	20,457,085
Union Pacific Corporation	110,550	19,571,772

		64,742,270

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name		Shares	Value
Information Technology : 36.66%

IT Services : 14.45%
Global Payments Incorporated		24,400	$3,564,108
MasterCard Incorporated Class A		166,180	42,249,603
PayPal Holdings Incorporated †		252,780	28,506,001
Shopify Incorporated Class A †		32,230	7,848,972
Square Incorporated Class A †		113,170	8,241,039
Visa Incorporated Class A		230,630	37,922,491
Worldpay Incorporated Class A †		179,880	21,083,735

			149,415,949

Semiconductors & Semiconductor Equipment : 6.81%
Microchip Technology Incorporated «		392,220	39,178,856
NVIDIA Corporation		23,600	4,271,600
Texas Instruments Incorporated		229,420	27,032,559

			70,483,015

Software : 13.21%
Adobe Systems Incorporated †		46,340	13,403,845
Microsoft Corporation		607,400	79,326,440
Salesforce.com Incorporated †		82,880	13,704,208
ServiceNow Incorporated †		49,320	13,390,873
Splunk Incorporated †		65,580	9,052,663
VMware Incorporated Class A		26,110	5,329,834
Zoom Video Communications Incorporated †		33,655	2,438,978

			136,646,841

Technology Hardware, Storage & Peripherals : 2.19%
Apple Incorporated		112,840	22,643,603

Materials : 1.78%

Chemicals : 1.78%
Air Products & Chemicals Incorporated		31,820	6,548,238
Linde plc		65,940	11,886,344

			18,434,582

Real Estate : 0.35%

Real Estate Management & Development : 0.35%
CBRE Group Incorporated Class A †		70,300	3,660,521

Total Common Stocks (Cost $482,969,070)			1,021,752,975

Yield
Short-Term Investments : 5.29%

Investment Companies : 5.29%
Securities Lending Cash Investments LLC (l)(r)(u)	2.55%	39,577,504	39,581,462
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.36	15,165,389	15,165,389

Total Short-Term Investments (Cost $54,746,851)			54,746,851

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Large Cap Growth Fund

		Value
Total investments in securities (Cost $537,715,921)	104.07%	$1,076,499,826
Other assets and liabilities, net	(4.07)	(42,122,783)

Total net assets	100.00%	$1,034,377,043

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	38,751,625	169,909,711	169,083,832	39,577,504	$39,581,462
Wells Fargo Government Money Market Fund Select Class	10,229,653	146,417,706	141,481,970	15,165,389	15,165,389

					$54,746,851	5.29%

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$129,394,025	$0	$0	$129,394,025
Consumer discretionary	167,495,140	0	0	167,495,140
Consumer staples	32,647,732	0	0	32,647,732
Energy	5,346,709	0	0	5,346,709
Financials	57,131,450	0	0	57,131,450
Health care	97,710,573	0	0	97,710,573
Industrials	130,742,835	0	0	130,742,835
Information technology	379,189,408	0	0	379,189,408
Materials	18,434,582	0	0	18,434,582
Real estate	366,0521	0	0	366,0521
Short-term investments
Investment companies	15,165,389	39,581,462	0	54,746,851

Total assets	$1,036,918,364	$39,581,462	$0	$1,076,499,826

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 98.38%

Communication Services : 8.03%

Diversified Telecommunication Services : 4.49%
AT&T Incorporated	223,136	$6,908,291
Verizon Communications Incorporated	53,918	3,083,570

		9,991,861

Entertainment : 1.25%
Viacom Incorporated Class B	96,353	2,785,565

Interactive Media & Services : 0.55%
IAC Corporation †	5,400	1,214,136

Media : 1.74%
CBS Corporation Class B	11,892	609,703
Comcast Corporation Class A	67,868	2,954,294
DISH Network Corporation Class A †	8,458	297,045

		3,861,042

Consumer Discretionary : 6.03%

Auto Components : 0.59%
Dana Incorporated	67,046	1,307,397

Hotels, Restaurants & Leisure : 2.17%
Aramark	61,720	1,918,258
Yum China Holdings Incorporated	61,011	2,900,463

		4,818,721

Internet & Direct Marketing Retail : 0.05%
Liberty Expedia Holdings Incorporated Class A †	2,207	102,449

Multiline Retail : 2.00%
Dollar General Corporation	35,232	4,442,403

Specialty Retail : 1.06%
Abercrombie & Fitch Company Class A	36,161	1,080,852
Lowe’s Companies Incorporated	11,326	1,281,424

		2,362,276

Textiles, Apparel & Luxury Goods : 0.16%
Tapestry Incorporated	11,312	365,038

Consumer Staples : 8.68%

Beverages : 1.25%
PepsiCo Incorporated	21,768	2,787,392

Food & Staples Retailing : 0.55%
Costco Wholesale Corporation	5,000	1,227,650

Food Products : 2.89%
Archer Daniels Midland Company	42,074	1,876,500
Ingredion Incorporated	20,843	1,974,874
Mondelez International Incorporated Class A	50,818	2,584,095

		6,435,469

Household Products : 3.99%
The Procter & Gamble Company	83,218	8,861,053

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Large Company Value Fund

Security name	Shares	Value
Energy : 8.22%

Energy Equipment & Services : 0.73%
McDermott International Incorporated †	120,824	$977,466
Patterson-UTI Energy Incorporated	48,257	655,813

		1,633,279

Oil, Gas & Consumable Fuels : 7.49%
ConocoPhillips	74,078	4,675,803
Exxon Mobil Corporation	36,408	2,922,834
Kinder Morgan Incorporated	233,825	4,646,103
ONEOK Incorporated	57,071	3,876,833
PBF Energy Incorporated Class A	6,620	222,300
Valero Energy Corporation	3,408	308,969

		16,652,842

Financials : 21.04%

Banks : 11.61%
Bank of America Corporation	272,040	8,318,983
Citigroup Incorporated	40,105	2,835,424
JPMorgan Chase & Company	95,053	11,030,901
PNC Financial Services Group Incorporated	1,571	215,117
US Bancorp	64,016	3,413,333

		25,813,758

Capital Markets : 1.56%
Ameriprise Financial Incorporated	17,693	2,596,802
BlackRock Incorporated	414	200,889
State Street Corporation	9,794	662,662

		3,460,353

Consumer Finance : 2.37%
Ally Financial Incorporated	140,838	4,184,297
Capital One Financial Corporation	11,718	1,087,782

		5,272,079

Diversified Financial Services : 3.38%
Berkshire Hathaway Incorporated Class B †	34,707	7,521,354

Insurance : 2.12%
Old Republic International Corporation	211,374	4,726,323

Health Care : 16.20%

Biotechnology : 1.25%
Alexion Pharmaceuticals Incorporated †	15,030	2,046,034
Regeneron Pharmaceuticals Incorporated †	2,115	725,741

		2,771,775

Health Care Equipment & Supplies : 4.59%
Medtronic plc	69,222	6,147,606
Tandem Diabetes Care Incorporated †	2,107	129,391
West Pharmaceutical Services Incorporated	31,789	3,935,160

		10,212,157

Life Sciences Tools & Services : 2.39%
Agilent Technologies Incorporated	59,050	4,635,425
Bruker Corporation	2,934	113,252
PerkinElmer Incorporated	6,022	577,148

		5,325,825

2

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 7.97%
Johnson & Johnson	43,752	$6,177,782
Mallinckrodt plc †	2	31
Merck & Company Incorporated	45,443	3,576,819
Pfizer Incorporated	196,106	7,963,865

		17,718,497

Industrials : 6.38%

Aerospace & Defense : 1.60%
Raytheon Company	13,969	2,480,755
The Boeing Company	2,850	1,076,417

		3,557,172

Airlines : 1.73%
Southwest Airlines Company	70,955	3,847,890

Commercial Services & Supplies : 0.72%
Waste Management Incorporated	14,868	1,595,931

Industrial Conglomerates : 1.34%
Honeywell International Incorporated	17,217	2,989,388

Machinery : 0.04%
Altra Industrial Motion Corporation	2,499	93,688

Road & Rail : 0.95%
Norfolk Southern Corporation	1,251	255,229
Union Pacific Corporation	10,493	1,857,681

		2,112,910

Information Technology : 8.75%

Communications Equipment : 2.95%
Cisco Systems Incorporated	117,080	6,550,626

IT Services : 2.37%
MasterCard Incorporated Class A	18,621	4,734,203
PayPal Holdings Incorporated †	4,765	537,349

		5,271,552

Semiconductors & Semiconductor Equipment : 1.45%
Cree Incorporated †	25,324	1,673,663
Skyworks Solutions Incorporated	3,323	293,022
Xilinx Incorporated	10,532	1,265,314

		3,231,999

Software : 1.36%
Intuit Incorporated	6,200	1,556,572
Microsoft Corporation	8,663	1,131,388
Teradata Corporation †	7,297	331,795

		3,019,755

Technology Hardware, Storage & Peripherals : 0.62%
HP Incorporated	69,216	1,380,859

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Large Company Value Fund

Security name		Shares	Value
Materials : 2.15%

Chemicals : 1.46%
LyondellBasell Industries NV Class A		19,388	$1,710,603
Stepan Company		354	32,759
The Mosaic Company		57,121	1,491,429

			3,234,791

Containers & Packaging : 0.49%
WestRock Company		28,533	1,095,097

Metals & Mining : 0.20%
Carpenter Technology Corporation		9,006	447,328

Real Estate : 6.27%

Equity REITs : 6.13%
American Assets Trust Incorporated		3,356	155,014
AvalonBay Communities Incorporated		4,615	927,292
CareTrust REIT Incorporated		93,081	2,257,214
CoreCivic Incorporated		144,914	3,015,660
Highwoods Properties Incorporated		30,231	1,347,698
Outfront Media Incorporated		123,721	2,948,271
PS Business Parks Incorporated		141	21,660
Senior Housing Properties Trust		68,762	552,159
The Geo Group Incorporated		94,368	1,889,247
Ventas Incorporated		8,293	506,785
Weingarten Realty Investors		414	11,981

			13,632,981

Real Estate Management & Development : 0.14%
Kennedy Wilson Holdings Incorporated		14,660	315,776

Utilities : 6.63%

Electric Utilities : 4.83%
American Electric Power Company Incorporated		603	51,587
Avangrid Incorporated		6,781	347,255
Duke Energy Corporation		61,303	5,585,929
NextEra Energy Incorporated		3,168	615,986
OGE Energy Corporation		16,717	707,798
Pinnacle West Capital Corporation		23,953	2,282,002
PPL Corporation		36,710	1,145,719

			10,736,276

Gas Utilities : 0.17%
Southwest Gas Holdings Incorporated		4,506	374,855

Multi-Utilities : 1.63%
MDU Resources Group Incorporated		138,546	3,622,978

Total Common Stocks (Cost $194,919,219)			218,782,546

	Yield
Short-Term Investments : 1.17%

Investment Companies : 1.17%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.36%	2,603,312	2,603,312

Total Short-Term Investments (Cost $2,603,312)			2,603,312

4

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2019 (unaudited)

		Value
Total investments in securities (Cost $197,522,531)	99.55%	$221,385,858
Other assets and liabilities, net	0.45	991,771

Total net assets	100.00%	$222,377,629

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	23	6-21-2019	$3,249,539	$3,390,775	$141,236	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,171,660	28,808,015	30,376,363	2,603,312	$2,603,312	1.17%

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$17,852,604	$0	$0	$17,852,604
Consumer discretionary	13,398,284	0	0	13,398,284
Consumer staples	19,311,564	0	0	19,311,564
Energy	18,286,121	0	0	18,286,121
Financials	46,793,867	0	0	46,793,867
Health care	36,028,254	0	0	36,028,254
Industrials	14,196,979	0	0	14,196,979
Information technology	19,454,791	0	0	19,454,791
Materials	4,777,216	0	0	4,777,216
Real estate	13,948,757	0	0	13,948,757
Utilities	14,734,109	0	0	14,734,109
Short-term investments
Investment companies	2,603,312	0	0	2,603,312

	221,385,858	0	0	221,385,858

Futures contracts	141,236	0	0	141,236

Total assets	$221,527,094	$0	$0	$221,527,094

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of April 30, 2019, the Fund had segregated $665,128 as cash collateral for these open futures contracts.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 97.18%

Communication Services : 5.87%

Entertainment : 4.15%
Cinemark Holdings Incorporated	14,197	$596,984
The Madison Square Garden Company Class A †	1,857	580,201
The Walt Disney Company	2,083	285,309
Zynga Incorporated Class A †	20,866	118,102

		1,580,596

Media : 1.72%
Cable One Incorporated	404	428,454
John Wiley & Sons Incorporated Class A	798	36,852
Omnicom Group Incorporated	2,357	188,631

		653,937

Consumer Discretionary : 8.17%

Diversified Consumer Services : 1.82%
Bright Horizons Family Solutions Incorporated †	466	59,718
Graham Holdings Company Class B	77	57,244
H&R Block Incorporated	21,092	573,913

		690,875

Hotels, Restaurants & Leisure : 1.13%
Darden Restaurants Incorporated	1	118
Hilton Grand Vacations Incorporated †	8,671	277,819
Six Flags Entertainment Corporation	2,886	153,218

		431,155

Household Durables : 0.98%
NVR Incorporated †	118	371,993

Internet & Direct Marketing Retail : 2.65%
Booking Holdings Incorporated †	300	556,497
eBay Incorporated	11,715	453,956

		1,010,453

Specialty Retail : 1.59%
ULTA Beauty Incorporated †	1,738	606,527

Consumer Staples : 19.94%

Beverages : 5.36%
Keurig Dr Pepper Incorporated	9,416	273,723
PepsiCo Incorporated	6,485	830,404
The Coca-Cola Company	19,098	936,948

		2,041,075

Food & Staples Retailing : 3.61%
Costco Wholesale Corporation	2,525	619,963
Sysco Corporation	10,725	754,718

		1,374,681

Food Products : 4.24%
Flowers Foods Incorporated	13,327	289,729
Lamb Weston Holdings Incorporated	7,725	541,136
The Hershey Company	5,929	740,236
Tyson Foods Incorporated Class A	561	42,081

		1,613,182

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Household Products : 4.50%
Colgate-Palmolive Company	6,020	$438,196
The Clorox Company	2,823	450,918
The Procter & Gamble Company	7,741	824,262

		1,713,376

Tobacco : 2.23%
Altria Group Incorporated	5,667	307,888
Philip Morris International Incorporated	6,249	540,913

		848,801

Energy : 0.43%

Energy Equipment & Services : 0.22%
Baker Hughes Incorporated	3,465	83,229

Oil, Gas & Consumable Fuels : 0.21%
ConocoPhillips	1,276	80,541

Financials : 15.70%

Banks : 0.31%
Citizens Financial Group Incorporated	1,593	57,667
First Citizens BancShares Corporation Class A	135	60,514

		118,181

Capital Markets : 7.01%
CBOE Holdings Incorporated	6,337	643,903
CME Group Incorporated	4,587	820,614
FactSet Research Systems Incorporated	1,042	287,457
Intercontinental Exchange Incorporated	1,732	140,898
MarketAxess Holdings Incorporated	2,330	648,509
Morningstar Incorporated	687	98,550
Virtu Financial Incorporated Class A	1,174	28,857

		2,668,788

Insurance : 4.27%
American Financial Group Incorporated	5,506	570,036
American National Insurance Company	379	42,937
Arch Capital Group Limited †	6,753	228,116
Mercury General Corporation	3,451	185,595
Old Republic International Corporation	10,458	233,841
The Progressive Corporation	4,667	364,726

		1,625,251

Mortgage REITs : 4.11%
AGNC Investment Corporation	15,735	279,926
Annaly Capital Management Incorporated	39,589	399,453
Chimera Investment Corporation	2,088	40,027
MFA Financial Incorporated	55,154	414,207
Starwood Property Trust Incorporated	8,023	184,930
Two Harbors Investment Corporation	17,959	248,912

		1,567,455

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Health Care : 3.85%

Health Care Equipment & Supplies : 0.79%
Varian Medical Systems Incorporated †	1,189	$161,906
West Pharmaceutical Services Incorporated	1,135	140,502

		302,408

Health Care Providers & Services : 1.40%
Anthem Incorporated	252	66,284
Humana Incorporated	1,824	465,868

		532,152

Life Sciences Tools & Services : 1.61%
Bio-Rad Laboratories Incorporated Class A †	2,035	612,393

Pharmaceuticals : 0.05%
Merck & Company Incorporated	229	18,025

Industrials : 12.28%

Aerospace & Defense : 4.16%
BWX Technologies Incorporated	6,993	357,342
Lockheed Martin Corporation	2,007	668,993
Raytheon Company	3,136	556,922

		1,583,257

Air Freight & Logistics : 0.92%
Expeditors International of Washington Incorporated	4,435	352,228

Commercial Services & Supplies : 5.10%
ADT Incorporated	2,494	16,435
Republic Services Incorporated	11,575	958,642
Waste Management Incorporated	8,993	965,309

		1,940,386

Industrial Conglomerates : 0.78%
Honeywell International Incorporated	1,720	298,644

Machinery : 1.01%
The Toro Company	5,243	383,525

Road & Rail : 0.31%
Schneider National Incorporated Class B	5,572	116,455

Information Technology : 15.91%

Communications Equipment : 1.17%
Motorola Solutions Incorporated	3,081	446,468

Electronic Equipment, Instruments & Components : 2.17%
CDW Corporation of Delaware	1,366	144,250
FLIR Systems Incorporated	2,974	157,444
National Instruments Corporation	11,172	526,201

		827,895

IT Services : 8.09%
Amdocs Limited	12,802	705,134
Automatic Data Processing Incorporated	3,728	612,846
Booz Allen Hamilton Holding Corporation	11,389	675,254
Genpact Limited	12,749	462,789
Jack Henry & Associates Incorporated	514	76,617
Paychex Incorporated	6,504	548,352

		3,080,992

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Semiconductors & Semiconductor Equipment : 0.59%
Maxim Integrated Products Incorporated	3,725	$223,500

Software : 3.89%
Aspen Technology Incorporated †	864	105,330
Cadence Design Systems Incorporated †	3,890	269,888
CDK Global Incorporated	8,550	515,736
Symantec Corporation	18,088	437,910
Synopsys Incorporated †	450	54,486
Teradata Corporation †	2,142	97,397

		1,480,747

Materials : 3.20%

Chemicals : 0.36%
Valvoline Incorporated	7,382	136,567

Containers & Packaging : 0.61%
Ardagh Group SA	4,415	61,280
Sonoco Products Company	2,705	170,577

		231,857

Metals & Mining : 2.23%
Newmont Mining Corporation	12,726	395,270
Royal Gold Incorporated	5,244	456,543

		851,813

Real Estate : 2.44%

Equity REITs : 2.44%
Apple Hospitality REIT Incorporated	12,849	211,366
Equity Commonwealth	5	159
VICI Properties Incorporated	31,488	717,926

		929,451

Utilities : 9.39%

Electric Utilities : 6.55%
American Electric Power Company Incorporated	2,997	256,393
Avangrid Incorporated	1,143	58,533
Hawaiian Electric Industries Incorporated	8,736	362,369
NextEra Energy Incorporated	4,528	880,424
Pinnacle West Capital Corporation	7,372	702,330
Xcel Energy Incorporated	4,132	233,458

		2,493,507

Multi-Utilities : 2.84%
Ameren Corporation	1,347	98,021
CenterPoint Energy Incorporated	3,079	95,446
CMS Energy Corporation	8,189	454,899
Dominion Energy Incorporated	482	37,533
DTE Energy Company	3,144	395,232

		1,081,131

Total Common Stocks (Cost $32,842,372)		37,003,497

4

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 2.81%

Investment Companies : 2.81%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36%	1,070,091	$1,070,091

Total Short-Term Investments (Cost $1,070,091)				1,070,091

Total investments in securities (Cost $33,912,463)	99.99%			38,073,588
Other assets and liabilities, net	0.01			5,084

Total net assets	100.00%			$38,078,672

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	922,225	7,333,407	7,185,541	1,070,091	$1,070,091	2.81%

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$2,234,533	$0	$0	$2,234,533
Consumer discretionary	3,111,003	0	0	3,111,003
Consumer staples	7,591,115	0	0	7,591,115
Energy	163,770	0	0	163,770
Financials	5,979,675	0	0	5,979,675
Health care	1,464,978	0	0	1,464,978
Industrials	4,674,495	0	0	4,674,495
Information technology	6,059,602	0	0	6,059,602
Materials	1,220,237	0	0	1,220,237
Real estate	929,451	0	0	929,451
Utilities	3,574,638	0	0	3,574,638
Short-term investments
Investment companies	1,070,091	0	0	1,070,091

Total assets	$38,073,588	$0	$0	$38,073,588

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.85%

Communication Services : 12.13%

Entertainment : 3.99%
Netflix Incorporated †	35,600	$13,191,224
Nintendo Company Limited ADR	244,938	10,551,929
Take-Two Interactive Software Incorporated †	97,000	9,392,510

		33,135,663

Interactive Media & Services : 8.14%
Alphabet Incorporated Class A †	27,400	32,851,504
Alphabet Incorporated Class C †	8,685	10,321,949
IAC Corporation †	59,400	13,355,496
Tencent Holdings Limited ADR	226,400	11,147,936

		67,676,885

Consumer Discretionary : 19.13%

Auto Components : 1.52%
Aptiv plc	147,600	12,649,320

Automobiles : 0.96%
Ferrari NV	58,900	8,012,167

Diversified Consumer Services : 2.53%
Adtalem Global Education Incorporated †	227,400	11,215,368
Bright Horizons Family Solutions Incorporated †	76,657	9,823,595

		21,038,963

Hotels, Restaurants & Leisure : 4.18%
Chipotle Mexican Grill Incorporated †	15,500	10,664,620
Domino’s Pizza Incorporated	45,100	12,203,158
Vail Resorts Incorporated	51,802	11,854,888

		34,722,666

Internet & Direct Marketing Retail : 8.45%
Alibaba Group Holding Limited ADR †	33,300	6,179,481
Amazon.com Incorporated †	27,100	52,208,692
MercadoLibre Incorporated †	24,400	11,813,016

		70,201,189

Specialty Retail : 1.49%
The Home Depot Incorporated	60,600	12,344,220

Financials : 4.06%

Capital Markets : 2.96%
Intercontinental Exchange Incorporated	165,800	13,487,830
Raymond James Financial Incorporated	121,202	11,098,467

		24,586,297

Consumer Finance : 1.10%
SLM Corporation	897,700	9,120,632

Health Care : 13.68%

Biotechnology : 1.18%
Exact Sciences Corporation †	78,900	7,786,641
Sarepta Therapeutics Incorporated †	17,100	1,999,674

		9,786,315

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 6.35%
Align Technology Incorporated †	33,300	$10,811,844
Boston Scientific Corporation †	386,500	14,346,880
Edwards Lifesciences Corporation †	55,200	9,719,064
Intuitive Surgical Incorporated †	18,500	9,446,655
Medtronic plc	94,700	8,410,307

		52,734,750

Health Care Providers & Services : 3.80%
UnitedHealth Group Incorporated	114,700	26,733,129
WellCare Health Plans Incorporated †	18,800	4,856,980

		31,590,109

Life Sciences Tools & Services : 1.25%
Illumina Incorporated †	33,300	10,389,600

Pharmaceuticals : 1.10%
Elanco Animal Health Incorporated †	289,924	9,132,606
Eli Lilly & Company	1	117

		9,132,723

Industrials : 9.79%

Aerospace & Defense : 1.25%
Teledyne Technologies Incorporated †	41,600	10,338,016

Commercial Services & Supplies : 3.90%
Cintas Corporation	52,900	11,486,706
Waste Connections Incorporated	225,322	20,903,122

		32,389,828

Electrical Equipment : 1.36%
Rockwell Automation Incorporated	62,500	11,294,375

Road & Rail : 2.34%
Union Pacific Corporation	110,000	19,474,400

Trading Companies & Distributors : 0.94%
Univar Incorporated †	351,328	7,845,154

Information Technology : 36.49%

Communications Equipment : 1.89%
Motorola Solutions Incorporated	108,100	15,664,771

Electronic Equipment, Instruments & Components : 2.03%
Littelfuse Incorporated	31,500	6,333,075
Zebra Technologies Corporation Class A †	49,800	10,514,772

		16,847,847

IT Services : 17.77%
Black Knight Incorporated †	240,900	13,591,578
EPAM Systems Incorporated †	84,041	15,073,594
Euronet Worldwide Incorporated †	83,800	12,560,782
First Data Corporation Class A †	480,900	12,436,074
Gartner Incorporated †	11,200	1,780,464
PayPal Holdings Incorporated †	154,000	17,366,580
Shopify Incorporated Class A †	37,400	9,108,022

2

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name			Shares	Value
IT Services (continued)
Total System Services Incorporated			132,600	$13,557,024
Visa Incorporated Class A			223,204	36,701,434
WEX Incorporated †			73,802	15,520,561

				147,696,113

Semiconductors & Semiconductor Equipment : 0.72%
Infineon Technologies AG ADR			252,700	5,981,409

Software : 14.08%
Autodesk Incorporated †			59,800	10,656,958
DocuSign Incorporated †			153,800	8,715,846
Microsoft Corporation			487,900	63,719,740
Salesforce.com Incorporated †			88,000	14,550,800
ServiceNow Incorporated †			52,700	14,308,577
Zoom Video Communications Incorporated †			70,067	5,077,755

				117,029,676

Materials : 3.98%

Chemicals : 2.87%
Ingevity Corporation †			86,700	9,971,367
The Sherwin-Williams Company			30,500	13,872,315

				23,843,682

Construction Materials : 1.11%
Vulcan Materials Company			73,500	9,269,084

Real Estate : 0.59%

Equity REITs : 0.59%
SBA Communications Corporation †			24,000	4,889,520

Total Common Stocks (Cost $505,263,584)				829,685,374

		Yield
Short-Term Investments : 0.12%

Investment Companies : 0.12%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36%	1,022,055	1,022,055

Total Short-Term Investments (Cost $1,022,055)				1,022,055

Total investments in securities (Cost $506,285,639)	99.97%			830,707,429
Other assets and liabilities, net	0.03			210,199

Total net assets	100.00%			$830,917,628

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	6,508,449	125,031,597	131,540,046	0	$0
Wells Fargo Government Money Market Fund Select Class	5,594,599	135,613,902	140,186,446	1,022,055	1,022,055

					$1,022,055	0.12%

*	No longer held at the end of the period.

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$100,812,548	$0	$0	$100,812,548
Consumer discretionary	158,968,525	0	0	158,968,525
Financials	33,706,929	0	0	33,706,929
Health care	113,633,497	0	0	113,633,497
Industrials	81,341,773	0	0	81,341,773
Information technology	303,219,816	0	0	303,219,816
Materials	33,112,766	0	0	33,112,766
Real estate	4,889,520	0	0	4,889,520
Short-term investments

Investment companies	1,022,055	0	0	1,022,055

Total assets	$830,707,429	$0	$0	$830,707,429

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.78%

Communication Services : 12.95%

Entertainment : 2.31%
Live Nation Incorporated †	377,900	$24,691,986
Netflix Incorporated †	85,700	31,755,278

		56,447,264

Interactive Media & Services : 10.49%
Alphabet Incorporated Class A †	125,450	150,409,532
Alphabet Incorporated Class C †	18,788	22,329,162
Facebook Incorporated Class A †	313,150	60,563,210
Match Group Incorporated «	384,950	23,250,980

		256,552,884

Media : 0.15%
Pinterest Incorporated Class A †	123,815	3,835,789

Consumer Discretionary : 16.76%

Hotels, Restaurants & Leisure : 2.44%
Planet Fitness Incorporated Class A †	345,840	26,180,088
Royal Caribbean Cruises Limited	277,680	33,582,619

		59,762,707

Household Durables : 0.64%
Roku Incorporated †	246,270	15,660,309

Internet & Direct Marketing Retail : 8.14%
Amazon.com Incorporated †	93,760	180,630,515
Farfetch Limited Class A †	376,651	9,333,412
MercadoLibre Incorporated †	19,070	9,232,550

		199,196,477

Specialty Retail : 5.54%
Burlington Stores Incorporated †	184,090	31,094,642
Five Below Incorporated †	153,610	22,486,968
Levi Strauss & Company Class A †	250,549	5,614,803
O’Reilly Automotive Incorporated †	88,260	33,412,588
Ross Stores Incorporated	183,220	17,893,265
The Home Depot Incorporated	6,110	1,244,607
ULTA Beauty Incorporated †	67,900	23,695,742

		135,442,615

Consumer Staples : 3.37%

Beverages : 1.95%
Constellation Brands Incorporated Class A	84,690	17,926,332
The Coca-Cola Company	606,720	29,765,683

		47,692,015

Food & Staples Retailing : 0.48%
Costco Wholesale Corporation	48,060	11,800,172

Personal Products : 0.94%
The Estee Lauder Companies Incorporated Class A	132,970	22,845,576

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Energy : 0.31%

Oil, Gas & Consumable Fuels : 0.31%
Concho Resources Incorporated	64,400	$7,430,472

Financials : 3.75%

Capital Markets : 3.75%
CME Group Incorporated	102,880	18,405,232
MarketAxess Holdings Incorporated	118,180	32,893,039
Raymond James Financial Incorporated	241,236	22,089,981
The Charles Schwab Corporation	401,380	18,375,176

		91,763,428

Health Care : 10.69%

Biotechnology : 3.23%
Alexion Pharmaceuticals Incorporated †	224,682	30,585,961
BioMarin Pharmaceutical Incorporated †	12,750	1,090,508
Fibrogen Incorporated †	124,620	5,823,493
Neurocrine Biosciences Incorporated †	16,300	1,177,512
Regeneron Pharmaceuticals Incorporated †	10,510	3,606,401
Sage Therapeutics Incorporated †	73,580	12,378,363
Sarepta Therapeutics Incorporated †	48,680	5,692,639
Vertex Pharmaceuticals Incorporated †	110,420	18,658,772

		79,013,649

Health Care Equipment & Supplies : 3.69%
Abbott Laboratories	411,710	32,755,648
Boston Scientific Corporation †	950,210	35,271,795
Insulet Corporation «†	214,320	18,485,100
Intuitive Surgical Incorporated †	7,280	3,717,386

		90,229,929

Health Care Technology : 0.74%
Veeva Systems Incorporated Class A †	128,880	18,026,446

Life Sciences Tools & Services : 0.84%
Agilent Technologies Incorporated	262,740	20,625,090

Pharmaceuticals : 2.19%
Elanco Animal Health Incorporated †	462,500	14,568,750
Zoetis Incorporated	383,078	39,012,664

		53,581,414

Industrials : 13.76%

Aerospace & Defense : 2.24%
HEICO Corporation	230,672	24,342,816
The Boeing Company	80,830	30,528,683

		54,871,499

Commercial Services & Supplies : 3.47%
Copart Incorporated †	275,820	18,568,202
Rollins Incorporated	599,625	23,187,499
Waste Connections Incorporated	463,695	43,016,985

		84,772,686

Industrial Conglomerates : 1.25%
Roper Industries Incorporated	85,230	30,657,231

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Shares	Value
Machinery : 0.82%
Fortive Corporation	232,465	$20,071,028

Professional Services : 2.32%
CoStar Group Incorporated †	82,000	40,692,500
TransUnion	229,020	15,951,243

		56,643,743

Road & Rail : 3.66%
CSX Corporation	130,700	10,407,641
Lyft Incorporated Class A «†	21,593	1,291,261
Norfolk Southern Corporation	144,940	29,570,659
Union Pacific Corporation	272,860	48,307,134

		89,576,695

Information Technology : 35.65%

IT Services : 13.85%
Euronet Worldwide Incorporated †	129,726	19,444,630
Global Payments Incorporated	154,210	22,525,455
MasterCard Incorporated Class A	377,120	95,878,989
PayPal Holdings Incorporated †	512,830	57,831,839
Shopify Incorporated Class A †	53,600	13,053,208
Square Incorporated Class A †	99,628	7,254,911
Visa Incorporated Class A	605,000	99,480,150
WEX Incorporated †	110,240	23,183,472

		338,652,654

Semiconductors & Semiconductor Equipment : 6.42%
Cree Incorporated †	188,600	12,464,574
Microchip Technology Incorporated «	757,550	75,671,670
Monolithic Power Systems Incorporated	125,750	19,580,533
Texas Instruments Incorporated	419,400	49,417,902

		157,134,679

Software : 15.06%
Adobe Systems Incorporated †	147,489	42,661,193
Dropbox Incorporated Class A †	1,130,310	27,556,958
Microsoft Corporation	932,280	121,755,768
Pivotal Software Incorporated Class A †	653,275	14,176,068
Proofpoint Incorporated †	241,870	30,335,335
RealPage Incorporated †	346,890	22,620,697
Salesforce.com Incorporated †	272,030	44,980,161
ServiceNow Incorporated †	135,140	36,691,861
Splunk Incorporated †	113,315	15,642,003
Zoom Video Communications Incorporated †	166,166	12,042,050

		368,462,094

Technology Hardware, Storage & Peripherals : 0.32%
Apple Incorporated	39,200	7,866,264

Materials : 1.24%

Chemicals : 1.24%
Linde plc	168,390	30,353,981

Real Estate : 1.30%

Equity REITs : 0.57%
SBA Communications Corporation †	68,210	13,896,423

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name			Shares	Value
Real Estate Management & Development : 0.73%
CBRE Group Incorporated Class A †			343,390	$17,880,316

Total Common Stocks (Cost $1,250,774,360)				2,440,745,529

		Yield
Short-Term Investments : 3.03%

Investment Companies : 3.03%
Securities Lending Cash Investments LLC (l)(r)(u)		2.55%	62,319,148	62,325,380
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.36	11,837,285	11,837,285

Total Short-Term Investments (Cost $74,162,665)				74,162,665

Total investments in securities (Cost $1,324,937,025)	102.81%			2,514,908,194
Other assets and liabilities, net	(2.81)			(68,726,544)

Total net assets	100.00%			$2,446,181,650

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	94,411,945	442,259,312	474,352,109	62,319,148	$62,325,380
Wells Fargo Government Money Market Fund Select Class	9,566,578	359,823,129	357,552,422	11,837,285	11,837,285

					$74,162,665	3.03%

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$316,835,937	$0	$0	$316,835,937
Consumer discretionary	410,062,108	0	0	410,062,108
Consumer staples	82,337,763	0	0	82,337,763
Energy	7,430,472	0	0	7,430,472
Financials	91,763,428	0	0	91,763,428
Health care	261,476,528	0	0	261,476,528
Industrials	336,592,882	0	0	336,592,882
Information technology	872,115,691	0	0	872,115,691
Materials	30,353,981	0	0	30,353,981
Real estate	31,776,739	0	0	31,776,739
Short-term investments
Investment companies	11,837,285	62,325,380	0	74,162,665

Total assets	$2,452,582,814	$62,325,380	$0	$2,514,908,194

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.